Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 27, 2024	Jul. 31, 2024	Jul. 25, 2024	Jul. 17, 2024	Jul. 15, 2024	Mar. 31, 2024	Sep. 11, 2023	Sep. 06, 2023	Aug. 24, 2023	Mar. 31, 2023	Jan. 11, 2023	Mar. 31, 2022	Oct. 04, 2021	Jun. 08, 2021	Mar. 31, 2021	Jan. 26, 2021	Dec. 01, 2020	Nov. 23, 2020	Jul. 29, 2020	Mar. 31, 2020	Apr. 11, 2019	Mar. 31, 2019	Jun. 26, 2018	Mar. 31, 2018	Jan. 31, 2018	Jan. 18, 2018	Oct. 12, 2017	Oct. 11, 2017	Sep. 07, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000129136
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares CSI China Internet ETF
Account Value	$ 12,197													$ 8,894				$ 10,400		$ 9,824			$ 23,387					$ 13,940		$ 14,498		$ 18,223						$ 12,514	$ 10,471	$ 10,000
C000129571
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Bosera MSCI China A 50 Connect Index ETF
Account Value	$ 9,034													8,022				9,526		10,903			11,846					7,897		8,400		8,751						7,133	7,282	10,000
C000141213
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares MSCI All China Index ETF
Account Value	$ 11,965													9,303				10,957		11,711			15,479					10,461		11,164		11,571						9,564	8,619	10,000
C000180685
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares MSCI One Belt One Road Index ETF
Account Value	$ 11,038													10,281				10,643		12,519			12,659					7,634		9,759		10,267					$ 10,000
C000176655
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Emerging Markets Consumer Technology Index ETF
Account Value	$ 7,746													6,226				6,384		7,537			13,355					7,957		9,176		10,592				$ 10,000
C000157444
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares MSCI China Clean Technology Index ETF
Account Value	$ 11,552													9,091				12,656		15,962			17,466					7,187		8,277		9,544			$ 10,000
C000198139
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Electric Vehicles and Future Mobility Index ETF
Account Value	$ 9,639													10,132				13,676		17,484			17,476					7,856		8,370		9,320		$ 10,000
C000195635
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares MSCI All China Health Care Index ETF
Account Value	$ 7,336													6,794				9,583		10,971			15,426					9,578		8,955		10,660	$ 10,000
C000195632
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Asia Pacific High Income USD Bond ETF
Account Value	$ 10,533													9,759				9,136		9,177			11,432					10,178		10,572	$ 10,000
C000210156
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares MSCI Emerging Markets ex China Index ETF
Account Value	$ 13,383													13,589				11,451		13,031			12,957					7,569	$ 10,000
C000214065
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Global Carbon Strategy ETF
Account Value	$ 20,171													20,469				24,415		23,380			14,195				$ 10,000
C000222186
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Value Line<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
Account Value	$ 16,307													14,650				13,027		13,003			11,546			$ 10,000
C000223083
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Mount Lucas Managed Futures Index Strategy ETF
Account Value	$ 13,311													14,450				14,305		13,468			11,020		$ 10,000
C000220718
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares SSE STAR Market 50 Index ETF
Account Value	$ 5,532													4,360				6,756		7,504			8,424	$ 10,000
C000223017
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Hang Seng TECH Index ETF
Account Value	$ 6,548													4,354				5,328		5,572		$ 10,000
C000229248
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares European Carbon Allowance Strategy ETF
Account Value	$ 9,733													9,008				13,608		11,524	$ 10,000
C000229247
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares California Carbon Allowance Strategy ETF
Account Value	$ 8,903													11,857				9,603		10,308	10,000
C000240471
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares KWEB Covered Call Strategy ETF
Account Value	$ 12,179													11,021				9,644	$ 10,000
C000244532
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Dynamic Emerging Markets Strategy ETF
Account Value	$ 11,739													10,231			$ 10,000
C000244621
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Global Luxury Index ETF
Account Value	$ 9,269													10,708		$ 10,000
C000243337
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Rockefeller℠ Ocean Engagement ETF
Account Value	$ 10,786													10,739	$ 10,000
C000249202
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Hedgeye Hedged Equity Index ETF
Account Value	$ 10,291	$ 10,579	$ 10,599	$ 10,368	$ 10,456	$ 10,092	$ 10,064	$ 9,940		$ 10,004			$ 10,000
C000250789
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Artificial Intelligence and Technology ETF
Account Value	$ 9,876	11,285	12,056	11,389	11,272	10,284	10,164	9,832		9,748		$ 10,000
C000251229
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares Sustainable Ultra Short Duration Index ETF
Account Value	$ 10,343	10,304	10,272	10,226	10,185	10,148	10,112	10,065		10,012	$ 10,000
C000249978
Account Value [Line Items]
Line Graph and Table Measure Name	KraneShares China Alpha Index ETF
Account Value	$ 11,102	10,938	11,098	11,057	10,784	10,988	11,756	10,108	$ 10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 11,011													8,571				10,281		10,988			14,496					9,941		10,569		11,342						8,746	7,833	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 11,011													8,571				10,281		10,988			14,496					9,941		10,569		11,342						8,746	7,833	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 11,011													8,571				10,281		10,988			14,496					9,941		10,569		11,342						8,746	7,833	10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 19,643													18,333				14,878		16,074			14,983					9,692		10,921		10,644					10,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 11,779													10,898				10,076		11,284			12,731					8,038		9,765		10,546				10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 9,988													7,775				9,326		9,968			13,150					9,018		9,588		10,289			10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 17,465													16,299				13,228		14,291			13,322					8,617		9,710		9,464		10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 8,814													6,861				8,230		8,796			11,604					7,958		8,460		9,079	10,000
JP Morgan Asia Credit Index (JACI) (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan Asia Credit Index (JACI) (TR) (USD)
Account Value	$ 11,499													11,343				10,714		11,006			11,897					10,915		10,665	10,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 11,732													10,854				10,036		11,238			12,679					8,005	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 18,498													17,088				13,156		14,258			12,329				10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 16,751													15,474				11,914		12,912			11,165			10,000
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD)
Account Value	$ 8,637													8,382				8,341		9,073			9,693		10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 6,757													5,260				6,309		6,743			8,896	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 7,346													5,719				6,859		7,332		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,763													12,714				9,789		10,609	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,763													12,714				9,789		10,609	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 10,337													8,047				9,652	10,000
MSCI Emerging Markets Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (NR) (USD)
Account Value	$ 11,601													10,733			$ 10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,450													11,619		10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,401													11,574	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 10,060	10,661	10,802	10,509	10,766	10,169	10,262	10,048		9,810			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 10,138	10,743	10,885	10,590	10,849	10,247	10,341	10,125		9,885		10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 10,366	10,362	10,139	10,085	10,253	10,146	10,404	10,266		10,121	10,000
MSCI China All Shares Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index (Net) (USD)
Account Value	$ 12,627	12,454	11,525	11,561	11,390	11,770	12,426	10,086	10,000
CSI Overseas China Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Account Value	$ 12,497													9,181				10,731		10,090			23,932					14,139		14,704		18,353						12,588	10,645	10,000
Custom Blended KBA Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended KBA Index^
Account Value	$ 9,524													8,396				9,905		11,201			12,133					8,030		8,469		8,987						7,617	7,512	10,000
Custom Blended KALL Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended KALL Index^
Account Value	$ 11,870													9,240				11,083		11,846			15,628					10,717		11,394		11,779						$ 9,860	$ 8,647	$ 10,000
MSCI Global China Infrastructure Exposure Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Global China Infrastructure Exposure Index (Net)
Account Value	$ 11,911													11,035				11,274		13,216			13,358					7,971		9,922		10,309					$ 10,000
Solactive Emerging Markets Consumer Technology Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Emerging Markets Consumer Technology Index (TR) (USD)
Account Value	$ 8,301													6,643				6,831		7,987			13,922					8,225		9,421		10,802				$ 10,000
MSCI China IMI Environment 10/40 Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China IMI Environment 10/40 Index (Net) (USD)
Account Value	$ 10,935													8,505				11,762		15,018			16,965					7,274		8,373		9,569			$ 10,000
Custom Blended KARS Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended KARS Index^
Account Value	$ 10,069													10,567				14,081		17,951			17,567					7,812		8,307		9,287		$ 10,000
MSCI China All Shares Healthcare 10/40 Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Healthcare 10/40 Index (Net) (USD)
Account Value	$ 7,736													7,116				9,942		11,353			15,776					9,649		8,951		$ 10,746	$ 10,000
Custom Blended KHYB Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Blended KHYB Index^
Account Value	$ 10,584													9,547				9,238		9,296			11,869					10,527		$ 10,884	$ 10,000
MSCI Emerging Markets ex China Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net) (USD)
Account Value	$ 12,979													13,263				11,006		12,697			12,440					$ 7,371	$ 10,000
S&P Global Carbon Credit Index (USD, TR)^
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Carbon Credit Index (USD, TR)^
Account Value	$ 21,120													20,960				24,772		23,392			14,161				$ 10,000
Value Line® Dynamic Dividend Equity Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index (NR) (USD)
Account Value	$ 16,083													14,522				12,950		12,966			11,529			$ 10,000
KFA MLM Index (PR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	KFA MLM Index (PR) (USD)
Account Value	$ 14,501													15,558				15,274		13,929			11,045		$ 10,000
SSE Science and Technology Innovation Board 50 Index (USD, TR)
Account Value [Line Items]
Line Graph and Table Measure Name	SSE Science and Technology Innovation Board 50 Index (USD, TR)
Account Value	$ 6,309													4,688				6,946		7,555			$ 8,334	$ 10,000
Hang Seng TECH Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Hang Seng TECH Index (USD)
Account Value	$ 6,921													4,392				5,381		5,674		$ 10,000
S&P Carbon Credit EUA Index (USD, TR)^
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Carbon Credit EUA Index (USD, TR)^
Account Value	$ 9,530													8,625				13,008		11,459	10,000
S&P Carbon Credit CCA Index (USD, TR)^
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Carbon Credit CCA Index (USD, TR)^
Account Value	$ 9,354													12,198				9,677		$ 10,233	$ 10,000
CSI Overseas China Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Account Value	$ 10,541													7,744				$ 9,052	$ 10,000
Solactive Global Luxury Select Index (NR) (USD)^
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Global Luxury Select Index (NR) (USD)^
Account Value	$ 9,347													$ 10,782		$ 10,000
Hedgeye Hedged Equity Index (PR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Hedgeye Hedged Equity Index (PR) (USD)
Account Value	$ 10,390	10,673	10,692	10,446	10,514	10,114	10,102	10,001		10,010			$ 10,000
Solactive Etna Artificial General Intelligence Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Etna Artificial General Intelligence Index (NR) (USD)
Account Value	$ 9,724	11,172	12,000	11,328	11,211	10,226	10,090	9,764		9,693		$ 10,000
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (TR) (USD)
Account Value	$ 10,351	10,311	10,277	10,235	10,192	10,153	10,116	10,065		$ 10,012	$ 10,000
Qi China Alpha Index
Account Value [Line Items]
Line Graph and Table Measure Name	Qi China Alpha Index
Account Value	$ 11,178	$ 11,013	$ 11,179	$ 11,128	$ 10,847	$ 11,046	$ 11,808	$ 10,116	$ 10,000